Share-based Payment Arrangements (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended							12 Months Ended
	Oct. 12, 2020	Apr. 02, 2020	Jan. 03, 2018	Aug. 31, 2020	May 18, 2020	Dec. 23, 2019	Dec. 18, 2019	Apr. 30, 2019	Mar. 31, 2019	Nov. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangements (Textual)
Weighted average remaining contractual life											5 years 10 months 21 days	5 years 6 months 21 days	5 years 3 months 15 days
Share-based compensation expense											$ 2,645	$ 1,273	$ 719
Share-based payment arrangements, description		The Company granted 178 thousand options to an officer. 151 thousand options have an exercise price of USD 0.347 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 40 thousand. An additional 27 thousand options were granted that have an exercise price of USD 1.98 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 4 years from grant date. The fair value of these options as of the grant date was measured at USD 3 thousand. In addition, 54,472 RSUs were granted which are fully vested, See Note 5B.								The RSUs and options have a vesting period of 3 years from the commencement of the offeree’s engagement with the Group, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 5 years from the date of the grant. The options shall have an exercise price equals to USD 1.59 per one ordinary share. 34,825 RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 71 thousand and USD 127 thousand, respectively.
Top of range [member]
Share-based Payment Arrangements (Textual)
Options exercise price											$ 6	$ 6	$ 4.39
Bottom of range [member]
Share-based Payment Arrangements (Textual)
Options exercise price											$ 0.346	$ 0.81	$ 1.59
Board of Directors [Member]
Share-based Payment Arrangements (Textual)
Vesting period				3 years
Exercisable period	5 years			5 years	5 years
Options exercise price	$ 0.432			$ 0.421	$ 0.421
Fair value of options and grants measured	$ 171			$ 2,432	$ 1,845
Number of additional options granted					1,463
Stock option granted					$ 1,463
Restricted stock units					1,463
Board of Directors [Member] | RSUs [Member]
Share-based Payment Arrangements (Textual)
Restricted stock units	232
Board of Directors [Member] | Options [Member]
Share-based Payment Arrangements (Textual)
Options exercise price								$ 6	$ 6
Fair value of options and grants measured								$ 56	$ 56
Stock option granted	$ 232				1,853			$ 61	$ 61
Share-based payment arrangements, description								The board of directors of the Company approved the grant of 3,162 thousand options to directors, officers, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.	The board of directors of the Company approved the grant of 3,162 thousand options to directors, officers, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.
Directors and Officers [Member] | RSUs [Member]
Share-based Payment Arrangements (Textual)
Restricted stock units					$ 1,853
Officer [Member]
Share-based Payment Arrangements (Textual)
Vesting period							3 years
Exercisable period							7 years
Options exercise price							$ 0.79
Fair value of options and grants measured							$ 221
Stock option granted							$ 335
Chairman of Board [Member]
Share-based Payment Arrangements (Textual)
Vesting period						3 years
Exercisable period						7 years
Options exercise price						$ 0.814
Fair value of options and grants measured						$ 207
Stock option granted						$ 400
Two Officers [Member] | RSUs [Member]
Share-based Payment Arrangements (Textual)
Number of grant option shares										59,720
Two Officers [Member] | Options [Member]
Share-based Payment Arrangements (Textual)
Number of grant option shares										159,759
Officers and Directors [Member]
Share-based Payment Arrangements (Textual)
Share-based compensation expense											$ 2,049	$ 988	$ 660
Officers and Directors [Member] | RSUs [Member]
Share-based Payment Arrangements (Textual)
Share-based payment arrangements, description											The Company recorded in 2020 an expense of USD 2,645 thousand (2019 - USD 1,273 thousand, 2018- USD 719 thousand), of which USD 2,409 thousand (2019 - USD 988 thousand, 2018 - USD 660 thousand) are to officers and directors.
Tyrnovo [Member]
Share-based Payment Arrangements (Textual)
Exercisable period			7 years
Key management personnel													431
Options exercise price			$ 0.29
Fair value of options and grants measured			$ 431
Number of grant option shares			1,170
Share-based compensation expense													$ 402